Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator for earnings per share calculation
Net Income (loss)		$ 30,272	$ 3,138
Less: Income attributable to redeemable noncontrolling interests	$ (3,010)	18,090	1,879	$ 42,117
Net income attributable to Class A Common Stockholders-diluted		$ 12,182	$ 1,259
Basic EPS
Effect of dilutive Noncontrolling Interest		118,200,000	118,200,000
Effect of RSUs	0	20	0	28,228
Effect of dilutive Exercise Warrants		0	0
Diluted EPS
Effect of Noncontrolling Interest		16,849	1,720
Effect of Exercise Warrants		0	0
Effect of Exercise Warrants		0	0
Hoya Intermediate, LLC
Numerator for earnings per share calculation
Net Income (loss)		$ 30,272	$ 3,138	$ 70,779	$ (19,129)	$ (774,185)
Less: Income attributable to redeemable noncontrolling interests	$ (3,010)			(42,117)
Net income attributable to Class A Common Stockholders-diluted				28,662	$ (2,461)	$ 0
Net income attributable to common stockholders, basic	(6,293)			$ 70,779
Denominator for earnings per share calculation
Weighted average Class A common stock outstanding-basic		77,410,820	79,151,929	80,257,247	77,498,775
Weighted-average shares, diluted		195,823,982	198,414,147	198,744,381	77,498,775
Basic EPS
Net Income (Loss) Available to Common Stockholders, Basic	$ (6,293)			$ 70,779
Effect of dilutive Noncontrolling Interest	0			42,056
Effect of RSUs	0	213,162	26,593	6
Net income per Class A common stock-basic		$ 0.16	$ 0.02	$ 0.36	$ (0.04)
Effect of dilutive Exercise Warrants	0			55
Effect of Dilutive Hoya Intermediate Warrants, Basic	(123)			0
Diluted EPS
Effect of Noncontrolling Interest	0			118,200,000
Effect of Exercise Warrants	0			258,906
Effect of Exercise Warrants	0			55
Net income per Class A common stock-diluted		$ 0.15	$ 0.02	$ 0.36	(0.04)
Common Class A [Member]
Numerator for earnings per share calculation
Net income attributable to Class A Common Stockholders-diluted		$ 29,051	$ 2,988
Net income attributable to common stockholders, basic		$ 12,182	$ 1,259
Denominator for earnings per share calculation
Weighted average Class A common stock outstanding-basic		77,410,820	79,151,929
Weighted-average shares, diluted		195,823,982	198,414,147
Basic EPS
Net Income (Loss) Available to Common Stockholders, Basic		$ 12,182	$ 1,259
Net income per Class A common stock-basic		$ 0.16	$ 0.02
Diluted EPS
Net income per Class A common stock-diluted		$ 0.15	$ 0.02
Common Class A [Member] | Hoya Intermediate, LLC
Numerator for earnings per share calculation
Net income attributable to Class A Common Stockholders-diluted	$ (3,406)			$ (70,779)
Net income attributable to common stockholders, basic	$ (3,283)			$ 28,662
Denominator for earnings per share calculation
Weighted average Class A common stock outstanding-basic	77,498,775			80,257,247
Weighted-average shares, diluted	77,498,775			198,744,381
Basic EPS
Net Income (Loss) Available to Common Stockholders, Basic	$ (3,283)			$ 28,662
Net income per Class A common stock-basic				$ 0.36	(0.04)
Diluted EPS
Net income per Class A common stock-diluted				$ 0.36	$ (0.04)